Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Summary of Aggregate Stock Options Granted

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price

Outstanding at January 1, 2011	566,424	$2.11
Options granted during 2011	1,382,538	$2.96
Options exercised during 2011	0
Options forfeited during 2011	365,871	$2.62
Outstanding at December 31, 2011	1,583,091	$2.73
Exercisable at December 31, 2011	1,147,909	$2.49
Options granted during 2012	435,353	$1.06
Options exercised during 2012	0
Options forfeited during 2012	0
Outstanding at September 30, 2012	2,018,444	$2.37
Exercisable at September 30, 2012	1,669,303	$2.48

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price

Outstanding at January 1, 2011	566,424	$2.11
Options granted during 2011	1,382,538	$2.96
Options exercised during 2011	0
Options forfeited during 2011	365,871	$2.62
Outstanding at December 31, 2011	1,583,091	$2.73
Exercisable at December 31, 2011	1,147,909	$2.49

Summary of Aggregate Non-Vested Shares

The following table summarizes the status of the Company’s aggregate non-vested shares:

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date

Non-vested at December 31, 2010	206,310	$1.07
Granted in 12 months ended December 31, 2011	1,382,538	$2.10
Forfeited in 12 months ended December 31, 2011	365,871	$1.76
Vested in 12 months ended December 31, 2011	941,599	$1.61
Non-vested at December 31, 2011	435,182	$1.66
Exercisable at December 31, 2011	1,147,909	$1.30
Outstanding at December 31, 2011	1,583,091	$1.40
Granted in nine months ended September 30, 2012	435,353	$0.43
Forfeited in nine months ended September 30, 2012	-	$-
Vested in nine months ended September 30, 2012	521,394	$1.08
Non-vested at September 30, 2012	349,141	$0.93
Exercisable at September 30, 2012	1,669,303	$1.24
Outstanding at September 30, 2012	2,018,444	$1.19

The following table summarizes the status of the Company’s aggregate non-vested shares

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date

Non-vested at December 31, 2010	206,310	$1.07
Granted in 12 months ended December 31, 2011	1,382,538	$2.10
Forfeited in 12 months ended December 31, 2011	365,871	$1.76
Vested in 12 months ended December 31, 2011	941,599	$1.61
Non-vested at December 31, 2011	435,182	$1.66
Exercisable at December 31, 2011	1,147,909	$1.30
Outstanding at December 31, 2011	1,583,091	$1.40

Additional Incentive Stock Options Granted upon Achievement of Each Milestone

The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

Summary of Status of Outstanding Warrants

The following table summarizes the status of the Company’s outstanding warrants

		Number of	Exercise	Expiration
Issue Date	Issued to	Warrants	Price	Date

08/19/11	EC and WS Family Trust	43,568	$3.38	08/19/16
09/01/11	EC and WS Family Trust	23,237	$3.38	09/01/16
09/23/11	EC and WS Family Trust	15,104	$3.38	09/23/16
09/28/11	EC and WS Family Trust	58,091	$3.38	09/28/16
10/17/11	EC and WS Family Trust	50,296	$3.38	10/17/16
10/20/11	EC and WS Family Trust	36,982	$3.38	10/20/16
11/08/11	EC and WS Family Trust	35,503	$3.38	11/08/16
11/22/11	EC and WS Family Trust	41,420	$3.38	11/22/16
12/07/11	EC and WS Family Trust	34,024	$3.38	12/07/16
01/04/12	EC and WS Family Trust	8,876	$3.38	01/04/17
01/18/12	EC and WS Family Trust	7,396	$3.38	01/18/17
01/19/12	EC and WS Family Trust	29,586	$3.38	01/19/17
01/31/12	EC and WS Family Trust	59,172	$3.38	01/31/17
02/01/12	EC and WS Family Trust	73,964	$3.38	02/01/17
02/15/12	EC and WS Family Trust	59,172	$3.38	02/15/17
02/29/12	EC and WS Family Trust	71,006	$3.38	03/01/17
03/15/12	EC and WS Family Trust	22,189	$3.38	03/15/17
03/28/12	EC and WS Family Trust	44,379	$3.38	03/28/17
06/22/12	EC and WS Family Trust	250,000	$1.00	04/11/17
06/22/12	EC and WS Family Trust	100,000	$1.00	04/19/17
06/22/12	EC and WS Family Trust	200,000	$1.00	04/26/17
06/22/12	EC and WS Family Trust	150,000	$1.00	05/02/17
06/22/12	EC and WS Family Trust	110,000	$1.00	05/10/17
06/22/12	EC and WS Family Trust	220,000	$1.00	05/24/17
06/22/12	EC and WS Family Trust	190,000	$1.00	05/25/17
06/22/12	EC and WS Family Trust	175,000	$1.00	06/13/17
06/27/12	EC and WS Family Trust	220,000	$1.00	06/27/17
07/05/12	EC and WS Family Trust	95,000	$1.00	07/05/17
09/26/12	Fred Sahakian	25,000	$1.00	09/26/17
09/26/12	AFH Holding and Advisory, LLC	1,038,981	$1.00	09/26/17
		3,487,946

The following table summarizes the status of the Company’s outstanding warrants

	Note	Interest	Number of	Value of	Discounted
Date	Amount	Rate	Shares	Warrant	Note Value

08/19/11	$150,000	3.95%	43,568	$76,220	$73,780
09/01/11	$80,000	3.95%	23,237	$40,651	$39,349
09/23/11	$52,000	3.95%	15,104	$26,423	$25,577
09/28/11	$200,000	3.95%	58,091	$101,627	$98,373
10/17/2011	$170,000	3.95%	50,296	$87,989	$82,011
10/20/2011	$125,000	3.95%	36,982	$64,698	$60,302
11/8/2011	$120,000	3.95%	35,503	$62,110	$57,890
11/22/2011	$140,000	3.95%	41,420	$72,462	$67,538
12/7/2011	$115,000	3.95%	34,024	$59,522	$55,478
as of 12/31/11			338,225	$591,702	$560,298